Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Federal statutory income tax rate	35.00%
Unrecognized tax benefits	$ 9,142,000	$ 18,850,000	$ 27,711,000
Potential reduction in unrecognized tax benefits due to expiration of statutes or sustained tax positions	2,500,000
Amount that would affect the effective tax rate if recognized	6,300,000
Unrecognized tax benefits increase due to interest accrual reduction because of statute of limitation lapse	1,800,000	1,000,000
Income tax penalties and interest accrued	3,000,000	4,900,000
Income tax penalties and interest accrued, net of deferred tax benefits	2,300,000	3,500,000
Deferred tax benefit on interest and penalties accrued	700,000	1,400,000
Anticipated Outcome During The Next Twelve Months [Member]
Amount that would affect the effective tax rate if recognized	$ 1,700,000